Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 1,207,977	$ 1,116,418	$ 876,056
Shares issued during the year on exercise of share based awards	23,566	36,875	37,989
Repurchase of own shares	91,729	21,722
Ending balance	(58,461)	1,207,977	1,116,418
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	56	55	53
Ending balance	48	56	55
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	2,203,445	2,161,217	2,057,362
Ending balance	$ 2,714,138	$ 2,203,445	$ 2,161,217
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	71,358,500	70,114,575
Shares issued during the year on exercise of share based awards	454,472	1,479,937
Ending balance	88,762,972	71,358,500	70,114,575
Issue of ordinary shares	18,400,000
Treasury shares acquired	(1,450,000)	(236,012)
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 36	$ 35
Shares issued during the year on exercise of share based awards		1
Issue of ordinary shares	9
Ending balance	45	36	$ 35
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	985,525	943,297
Shares issued during the year on exercise of share based awards	13,637	42,228
Issue of ordinary shares	1,621,010
Ending balance	$ 2,620,172	$ 985,525	$ 943,297
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	39,667,911	39,667,911
Ending balance	5,295,690	39,667,911	39,667,911
Repurchase of own shares	(34,372,221)
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 20	$ 20
Repurchase of own shares	(17)
Ending balance	3	20	$ 20
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	1,217,920	1,217,920
Repurchase of own shares	(1,123,954)
Ending balance	$ 93,966	$ 1,217,920	$ 1,217,920